Pension and Other Employee Benefits - Schedule of Expected Pension Benefit (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 29, 2012
Pension And Other Employee Benefit Plans [Line Items]
2013	$ 347
2014	367
2015	384
2016	399
2017	410
2018 to 2022	$ 2,238